CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total Revenues	$ 523,615	$ 66,667	$ 1,003,417	$ 73,442	$ 847,834	$ 91,873
Cost of Goods Sold	310,437	50,475	673,040	55,245	603,006	86,327
Gross Profit	213,178	16,192	330,377	18,197	244,828	5,546
Research and development	8,521	0	12,929	0	44,090	45,578
Selling, general and administrative expense	1,555,511	866,787	4,696,231	2,258,683	6,491,671	5,590,867
Total operating expenses	1,564,032	866,787	4,709,160	2,258,683
Loss from operations	(1,350,854)	(850,595)	(4,378,783)	(2,240,486)	(6,290,933)	(5,630,899)
Other Income (Expense)
Amortization of debt discount	(35,650)	(45,078)	(169,003)	(82,132)	(444,450)	(255,583)
Gain on extinguishment of debt	2,787	46,978	18,378	46,978	0	(736,000)
Gain (loss) on fair market valuation of derivatives	542,000	35,000	(472,000)	(36,000)	(91,000)	870,000
Interest and financing cost, net	(400,970)	(118,502)	(768,340)	(199,309)	(760,132)	(733,495)
Total Other Income (Expense)	108,167	(81,602)	(1,390,965)	(270,463)	(1,248,604)	(855,078)
Gain incurred in connection with troubled debt restructuring, net					46,978	0
Loss before Provision for Income taxes	(1,242,687)	(932,197)	(5,769,748)	(2,510,949)	(7,539,537)	(6,485,977)
State taxes	0	(500)	0	(3,999)	3,351,645	2,209,715
Net Loss	(1,242,687)	(932,697)	(5,769,748)	(2,514,948)	(4,187,892)	(4,276,262)
Preferred Dividend	(321,525)	(302,000)	(579,963)	(743,900)	1,560,200	1,175,350
Net Loss applicable to common shareholders	$ (1,564,212)	$ (1,234,697)	$ (6,349,711)	$ (3,258,848)	$ (5,748,092)	$ (5,451,612)
Net Loss per Common Share - Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.09)	$ (0.06)	$ (0.10)	$ (0.15)
Weighted Average Number of common shares outstanding - Basic and Diluted	78,183,619	53,022,927	71,135,031	50,657,324	55,307,453	37,314,265